Loss per Common Share - Computation of Basic and Diluted Loss per Common Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net loss	[1]	$ (4,638)	$ (5,942)	$ (16,803)	$ (18,043)	$ (23,330)	$ (26,615)
Denominator:
Weighted-average common shares outstanding—basic and diluted	[1]	15,929	10,507	12,748	7,897	8,712	3,558
Net loss per common share:
Basic and Diluted	[1]	$ (0.29)	$ (570)	$ (1.32)	$ (2.28)	$ (2,680)	$ (7,480)

[1]	Share and per-share data in the condensed consolidated statement of operations and comprehensive loss have been adjusted to give retroactive effect to the Reverse Split for all periods presented.